Independent review by the auditors	6 Months Ended
Dec. 31, 2018
Independent review by the auditors
Independent review by the auditors

Independent review by the auditors

These condensed consolidated interim financial statements, including the segment report for the six months ended 31 December 2018 have been reviewed by PricewaterhouseCoopers Inc., who expressed an unmodified conclusion thereon. The individual auditor assigned to perform the review is Johan Potgieter. The auditor’s report does not necessarily report on all of the information contained in this announcement of interim financial results.